Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary shares		Additional paid in capital	Foreign currency cumulative translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2020		$ 63		$ 66,946	$ (851)	$ (63,671)	$ 2,487
Balance (in Shares) at Dec. 31, 2020	[1]	1,111,930
Comprehensive loss for the year					52	(11,017)	(10,965)
Issuance of shares and warrants, net of issuance costs		$ 16		15,661			15,677
Issuance of shares and warrants, net of issuance costs (in Shares)	[1]	258,503
Exercise of options				20			20
Exercise of options (in Shares)	[1]	200
Share-based compensation (Note 10C)				498			498
Balance at Dec. 31, 2021		$ 79		83,125	(799)	(74,688)	7,717
Balance (in Shares) at Dec. 31, 2021	[1]	1,370,633
Comprehensive loss for the year					(778)	(11,092)	(11,870)
Issuance of shares and warrants, net of issuance costs		$ 9		7,165			7,174
Issuance of shares and warrants, net of issuance costs (in Shares)	[1]	151,765
Share-based compensation (Note 10C)				1,612			1,612
Balance at Dec. 31, 2022		$ 88		91,902	(1,577)	(85,780)	$ 4,633
Balance (in Shares) at Dec. 31, 2022		1,522,398	[1]				1,522,398
Comprehensive loss for the year					(476)	(9,648)	$ (10,124)
Issuance of shares and warrants, net of issuance costs		$ 30		6,456			6,486
Issuance of shares and warrants, net of issuance costs (in Shares)	[1]	533,238
Exercise of warrants (Series 3) and prefunded warrants		$ 2		102			104
Exercise of warrants (Series 3) and prefunded warrants (in Shares)	[1]	34,077
Deemed dividend of $ 92 (change in terms of warrants (Series 3))
Share-based compensation (Note 10C)		$ 4		1,777			1,781
Share-based compensation (Note 10C) (in Shares)	[1]	62,032
Balance at Dec. 31, 2023		$ 124		$ 100,237	$ (2,053)	$ (95,428)	$ 2,880
Balance (in Shares) at Dec. 31, 2023		2,151,745	[1]				2,151,745

[1]	Post reverse split, see Note 10A.